Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Cash flows from (used in) operating activities:
Net (loss) income	$ (8,632)	$ (5,801)	$ 1,513
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	5,991	5,523	4,771
Impairment of long-lived assets	238
Amortization of debt costs	724	555	706
Debt extinguishment charges	2,643
Other operating activities, net	342	316	93
(Increase) decrease in:
Accounts receivable	(1,515)	(1,753)	401
Inventories	(750)	(14,470)	5,225
Prepaids and other current assets	(552)	(18)	(300)
Increase (decrease) in:
Accounts payable	11,039	(3,138)	(2,212)
Accrued liabilities and other long-term liabilities	1,072	(331)	(4,021)
Net cash provided by (used in) operating activities	10,600	(19,117)	6,176
Cash flows (used in) from investing activities:
Additions to property and equipment	(6,277)	(6,595)	(6,254)
Proceeds from sale of assets held for sale			60
Other investing activities, net	(48)	(253)	(84)
Net cash used in investing activities	(6,325)	(6,848)	(6,278)
Cash flows (used in) provided by financing activities:
(Decrease) Increase in bank indebtedness	(4,821)	9,819	6,159
Repayment of obligations under capital leases	(2,003)	(1,024)	(2,406)
Proceeds from capital lease funding	1,000
Proceeds from stock rights offering, net of costs			3,593
Proceeds from private placement, net of costs		4,861
Proceeds from stock option exercise	116	74
Payment of deferred financing fees and costs	(4,019)	(891)
Repayment of long-term debt	(1,144)	(3,017)	(6,481)
Increase in long-term debt	6,828	14,828
Other financing activities	(14)	(21)	(27)
Net cash (used in) provided by financing activities	(4,057)	24,629	838
Effect of exchange rate on cash	(190)	(162)	(37)
Net increase (decrease) in cash and cash equivalents	28	(1,498)	699
Cash and cash equivalents, beginning of year	2,328	3,826	3,127
Cash and cash equivalents, end of year	2,356	2,328	3,826
Supplemental disclosure of cash flow information:
Interest paid	9,100	8,525	8,261
Non-cash transactions:
Property and equipment additions acquired through capital leases		4,055	160
Property and equipment additions included in accounts payable and accrued liabilities	$ 580	742	$ 732
Conversion of debentures into Class A voting shares		$ 4,861